Summary of Significant Accounting Policies (Details)				12 Months Ended
		Apr. 07, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) segments $ / shares shares	Dec. 31, 2025 HKD ($) segments $ / shares shares	Dec. 31, 2025 CNY (¥) segments ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) ¥ / shares	Dec. 31, 2025 $ / shares	Feb. 28, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 19, 2023 $ / shares	Dec. 31, 2022 USD ($)	Oct. 21, 2021 $ / shares	Oct. 21, 2021 $ / shares
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value | (per share)				$ 0.03			$ 0.03	$ 0.03			$ 0.25		$ 0.25
Proceeds from offering		$ 696,792	$ 8,915,989	$ 8,915,989
Underwriters option purchase period				45 days	45 days	45 days
Foreign translation adjustments income (loss)				$ 605,921			(344,879)		(566,358)
Translation price | $ / shares				$ 6.9931
Interest deposits					$ 800,000	¥ 500,000
Cash and cash equivalents				$ 4,516,669			8,132,655	$ 8,132,655	8,082,691	$ 8,082,691
Restricted cash				255,255			200,517	200,517
Expected credit loss				1,911,104			1,929,117	1,929,117
Notes receivable of allowance for expected credit loss				8,780			3,053	3,053
Allowance for expected credit loss on redemption receivable				54,579
Allowance for inventory valuation				1,614,284			1,247,384	1,247,384	1,069,201	$ 1,069,201					$ 862,736
Contract assets allowance for expected credit loss				51,727			108,664	108,664
Unrealized fair value gain (loss) of short-term investments				939,352			(398,654)		1,359
Investment in private fund
Employee benefit expenses				$ 344,778			373,200		473,134
Percentage of employee’s relevant income				5.00%	5.00%	5.00%
Employee contribution per month				$ 194	$ 1,500
MPF expense				29,084			23,976		19,995
Impairment charges
Operating lease expenses				$ 147,521			81,538		80,385
Percentage of value added tax				13.00%	13.00%	13.00%
Refundable liabilities				$ 331,737			1,303,748	$ 1,303,748
Contract liability included in revenue				$ 201,471			203,507		214,626
Tax percent				50.00%	50.00%	50.00%
Number of operating segments (in segments) | segments				2	2	2
Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liability included in revenue				$ 201,471			203,507		214,626
Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value | (per share)											$ 0.25			$ 0.25		$ 0.1282	$ 1
Purchase of ordinary shares (in Shares) | shares	[1]			190,000	190,000	190,000
Foreign translation adjustments income (loss)
Global A Plus Investment SPC Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Gain (loss) on fair value of investment in trading securities				318,359
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Translation price | ¥ / shares						¥ 7.1875		$ 7.1957
Cash and cash equivalents				$ 3,022,544			7,348,710	$ 7,348,710
Tax authorities, period				5 years	5 years	5 years
HK [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents				$ 1,494,125			$ 783,945	$ 783,945
Tax authorities, period				7 years	7 years	7 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Translation price | (per share)				$ 1				$ 7.2993
Payment terms				120 days	120 days	120 days
Notes receivable payment term				180 days	180 days	180 days
Payment terms for product sales				120 days	120 days	120 days
Maximum [Member] | PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Translation price | ¥ / shares										$ 7.0809
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Translation price | (per share)					$ 7.8		$ 1
Payment terms				30 days	30 days	30 days
Notes receivable payment term				120 days	120 days	120 days
Payment terms for product sales				30 days	30 days	30 days
Minimum [Member] | PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Translation price | $ / shares									$ 1
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value | $ / shares			$ 4
IPO [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Offering shares (in Shares) | shares			2,500,000
Ordinary shares, par value | (per share)			$ 0.03									$ 0.25
Share Price (in Dollars per share) | $ / shares			$ 4
Over-Allotment Option [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Offering shares (in Shares) | shares		190,000
Proceeds from offering		$ 696,792
Purchase of ordinary shares (in Shares) | shares		190,000		375,000	375,000	375,000
Share Price (in Dollars per share) | $ / shares		$ 4

[1]	Shares presented on a retroactive basis to reflect the reorganization in note 1.